UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       March 31, 2008

Check here if Amendment [_];  Amendment Number:      ______
     This Amendment (Check only one.):      [_] is a restatement.
                                            [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Addison Clark Management, L.L.C.
Address:          10 Wright Street, Suite 100
                  Westport, Connecticut 06880

Form 13F File Number:      028-10375

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Terence M. Hogan
Title:            Managing Member
Phone:            (203) 222-4000

Signature, Place, and Date of Signing:

/s/ Terence M. Hogan          Westport, Connecticut            May 15, 2008
----------------------    -----------------------------   ----------------------
     [Signature]                  [City, State]                   [Date]

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE
Report Summary:


Number of Other Included Managers:          2

Form 13F Information Table Entry Total:     28

Form 13F Information Table Value Total:     $380,451
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number               Name
---      --------------------               ----
1.       028-10545                          Addison Clark Fund, L.P.
2.       028-10547                          Addison Clark Offshore Fund, Ltd.

                                                     FORM 13F INFORMATION TABLE
                                                  Addison Clark Management, L.L.C.
                                                           March 31, 2008


COLUMN 1                      COLUMN 2       COLUMN 3   COL 4           COLUMN 5       COLUMN 6          COL 7        COLUMN 8

                                                        MARKET
                              TITLE OF                  VALUE      SHRS OR  SH/  PUT/  INVESTMENT        OTHER    VOTING AUTHORITY
NAME OF ISSUER                CLASS          CUSIP     (X$1000)    PRN AMT  PRN  CALL  DISCRETION        MNGRS  SOLE   SHARED   NONE

AMYLIN PHARMACEUTICALS INC    COM            032346108  28,480     975,000  SH         Shared - Defined  1,2    0      975,000  0
AVID TECHNOLOGY INC           COM            05367P100  12,170     500,000  SH         Shared - Defined  1,2    0      500,000  0
AWARE INC MASS                COM            05453N100   4,291   1,166,000  SH         Shared - Defined  1,2    0    1,166,000  0
BALLY TECHNOLOGIES INC        COM            05874B107  15,943     464,278  SH         Shared - Defined  1,2    0      464,278  0
COCA COLA CO                  COM            191216100   2,130      35,000       CALL  Shared - Defined  1,2    0       35,000  0
COMPTON PETE CORP             COM            204940100  16,524   1,490,000  SH         Shared - Defined  1,2    0    1,490,000  0
COVIDIEN LTD                  COM            G2552X108  22,125     500,000  SH         Shared - Defined  1,2    0      500,000  0
CRESUD S A C I F Y A          SPONSORED ADR  226406106   4,268     275,000  SH         Shared - Defined  1,2    0      275,000  0
DISCOVERY HOLDING CO          CL A COM       25468Y107  21,857   1,030,000  SH         Shared - Defined  1,2    0    1,030,000  0
EL PASO CORP                  COM            28336L109  33,280   2,000,000  SH         Shared - Defined  1,2    0    2,000,000  0
FOOT LOCKER INC               COM            344849104   4,708     400,000  SH         Shared - Defined  1,2    0      400,000  0
FULL HOUSE RESORTS INC        COM            359678109   1,231     769,500  SH         Shared - Defined  1,2    0      769,500  0
GMX RES INC                   COM            38011M108   8,907     255,000  SH         Shared - Defined  1,2    0      255,000  0
GRACO INC                     COM            384109104  15,229     420,000  SH         Shared - Defined  1,2    0      420,000  0
HERCULES OFFSHORE INC         COM            427093109  22,357     890,000  SH         Shared - Defined  1,2    0      890,000  0
ISLE OF CAPRI CASINOS INC     COM            464592104   7,150   1,000,000  SH         Shared - Defined  1,2    0    1,000,000  0
ITT EDUCATIONAL SERVICES INC  COM            45068B109  16,076     350,000  SH         Shared - Defined  1,2    0      350,000  0
LIBERTY GLOBAL INC            COM SER A      530555101  27,175     797,400  SH         Shared - Defined  1,2    0      797,400  0
LIBERTY MEDIA CORP NEW        INT COM SER A  53071M104  20,982   1,300,000  SH         Shared - Defined  1,2    0    1,300,000  0
MCCORMICK & CO INC            COM NON VTG    579780206   7,568     204,700  SH         Shared - Defined  1,2    0      204,700  0
NOVO-NORDISK A S              ADR            670100205  10,109     146,000  SH         Shared - Defined  1,2    0      146,000  0
ODYSSEY HEALTHCARE INC        COM            67611V101   4,950     550,000  SH         Shared - Defined  1,2    0      550,000  0
ORBITZ WORLDWIDE INC          COM            68557K109   8,923   1,295,000  SH         Shared - Defined  1,2    0    1,295,000  0
PINNACLE ENTMT INC            COM            723456109  13,440   1,050,000  SH         Shared - Defined  1,2    0    1,050,000  0
PZENA INVESTMENT MGMT INC     CLASS A        74731Q103   4,641     410,000  SH         Shared - Defined  1,2    0      410,000  0
SAIC INC                      COM            78390X101  29,761   1,600,900  SH         Shared - Defined  1,2    0    1,600,900  0
SPRINT NEXTEL CORP            COM SER 1      852061100  14,049   2,100,000  SH         Shared - Defined  1,2    0    2,100,000  0
WESTERN UN CO                 COM            959802109   2,127     100,000       CALL  Shared - Defined  1,2    0      100,000  0






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